Variable Interest Entities	12 Months Ended
Dec. 31, 2013
Disclosure Text Block
Variable Interest Entities

NOTE 13 VARIABLE INTEREST ENTITIES (VIEs)

TDS consolidates variable interest entities in which it has a controlling financial interest and is the primary beneficiary. A controlling financial interest will have both of the following characteristics: (a) the power to direct the VIE activities that most significantly impact economic performance and (b) the obligation to absorb the VIE losses and right to receive benefits that are significant to the VIE.  TDS reviews these criteria initially at the time it enters into agreements and subsequently when reconsideration events occur.

Consolidated VIEs

As of December 31, 2013, TDS holds a variable interest in and consolidates the following VIEs under GAAP:

  Aquinas Wireless L.P. (“Aquinas Wireless”); and
  King Street Wireless L.P. (“King Street Wireless”) and King Street Wireless, Inc., the general partner of King Street Wireless.

The power to direct the activities that most significantly impact the economic performance of Aquinas Wireless and King Street Wireless (collectively, the “limited partnerships”) is shared. Specifically, the general partner of these VIEs has the exclusive right to manage, operate and control the limited partnerships and make all decisions to carry on the business of the partnerships; however, the general partner of each partnership needs consent of the limited partner, a TDS subsidiary, to sell or lease certain licenses, to make certain large expenditures, admit other partners or liquidate the limited partnerships. Although the power to direct the activities of the VIEs is shared, TDS has a disproportionate level of exposure to the variability associated with the economic performance of the VIEs, indicating that TDS is the primary beneficiary of the VIEs in accordance with GAAP. Accordingly, these VIEs are consolidated.

On March 13, 2013, TDS acquired the remaining 37% ownership interest in Airadigm Communications, Inc. (“Airadigm”) that it did not own for $3.5 million in cash. Prior to this acquisition, TDS consolidated Airadigm as a VIE. Subsequent to the acquisition date, Airadigm ceased to be a VIE but continues to be consolidated based on TDS' controlling financial interest in the entity.

The following table presents the classification of the consolidated VIEs' assets and liabilities in TDS' Consolidated Balance Sheet.

December 31,	2013	2012
(Dollars in thousands)
Assets
Cash and cash equivalents	$2,076	$7,028
Other current assets	1,184	3,267
Licenses and other intangible assets	310,475	325,707
Property, plant and equipment, net	18,600	31,544
Other assets and deferred charges	511	3,026
Total assets	$332,846	$370,572

Liabilities
Current liabilities	$46	$9,985
Deferred liabilities and credits	3,139	6,213
Total liabilities	$3,185	$16,198

Other Related Matters

Aquinas Wireless and King Street Wireless were formed to participate in FCC auctions of wireless spectrum and to fund, establish, and provide wireless service with respect to any FCC licenses won in the auctions. As such, these entities have risks similar to those described in the “Risk Factors” in TDS' Annual Report on Form 10-K.

TDS may agree to make additional capital contributions and/or advances to Aquinas Wireless and King Street Wireless and/or to their general partners to provide additional funding for the development of licenses granted in various auctions.  TDS may finance such amounts with a combination of cash on hand, borrowings under its revolving credit agreement and/or long-term debt.  There is no assurance that TDS will be able to obtain additional financing on commercially reasonable terms or at all to provide such financial support.

The limited partnership agreements of Aquinas Wireless and King Street Wireless also provide the general partner with a put option whereby the general partner may require the limited partner, a subsidiary of U.S. Cellular, to purchase its interest in the limited partnership. The general partner's put options related to its interests in King Street Wireless and Aquinas Wireless will become exercisable in 2019 and 2020, respectively. The put option price is determined pursuant to a formula that takes into consideration fixed interest rates and the market value of U.S. Cellular's Common Shares. Upon exercise of the put option, the general partner is required to repay borrowings due to U.S. Cellular. If the general partner does not elect to exercise its put option, the general partner may trigger an appraisal process in which the limited partner (a subsidiary of U.S. Cellular) may have the right, but not the obligation, to purchase the general partner's interest in the limited partnership at a price and on other terms and conditions specified in the limited partnership agreement. In accordance with requirements under GAAP, TDS is required to calculate a theoretical redemption value for all of the put options assuming they are exercisable at the end of each reporting period, even though such exercise is not contractually permitted. Pursuant to GAAP, this theoretical redemption value, net of amounts payable to U.S. Cellular for loans and accrued interest thereon made by U.S. Cellular to the general partners the (“net put value”), was $0.5 million at December 31, 2013 and 2012, respectively. The net put value is recorded as Noncontrolling interests with redemption features in TDS' Consolidated Balance Sheet. Also in accordance with GAAP, changes in the redemption value of the put options, net of interest accrued on the loans, are recorded as a component of Net income attributable to noncontrolling interests, net of tax, in TDS' Consolidated Statements of Operations.

TDS' capital contributions and advances made to Aquinas Wireless and King Street Wireless and/or their general partners totaled $10.0 million in the year ended December 31, 2012. There were no capital contributions or advances made to Aquinas Wireless or King Street Wireless or their general partners in 2013.

U.S. Cellular currently provides 4G LTE service in conjunction with King Street Wireless. Aquinas Wireless is still in the process of developing long-term business plans.